Cover	Sep. 08, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2022
Entity File Number	001-41393
Entity Registrant Name	ABRI SPAC 2, INC.
Entity Central Index Key	0001906195
Entity Tax Identification Number	87-1757836
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	40 Main Street $1009
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	424
Local Phone Number	732-1021
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock, one Redeemable Warrant, and one Right
Title of 12(b) Security	Units, each consisting of one share of Common Stock, one Redeemable Warrant, and one Right
Trading Symbol	ASPPU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ASPP
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	ASPPW
Security Exchange Name	NASDAQ
Rights, each right to receive one-tenth of one share of common stock upon the consummation of an initial business combination
Title of 12(b) Security	Rights, each right to receive one-tenth of one share of common stock upon the consummation of an initial business combination
Trading Symbol	ASPPR
Security Exchange Name	NASDAQ